Liabilities related to business combinations and to non-controlling interests (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of contingent liabilities in business combination [abstract]
Summary of Movements in Liabilities Related to Business Combinations and to Non-Controlling Interests
Movements in liabilities related to business combinations and to non-controlling interests in the first half of 2026 are shown below:

(€ million)	Shire contingent consideration arising from acquisition of Translate Bio	CVRs issued in connection with the acquisition of Blueprint	CVRs issued in connection with the acquisition of Vigil	Other	Total (a)
Balance at January 1, 2026	531	48	5	1	585
Payments made	—	—	—	—	—
Fair value remeasurements through profit or loss: (gain)/loss (including unwinding of discount) (b)	38	8	3	—	49
Currency translation differences	16	2	1	(1)	18
Balance at June 30, 2026	585	58	9	—	652
Of which:
•Current portion					—
•Non-current portion					652
(a)As of January 1, 2026, this comprised a non-current portion of €585 million.
(b)    Amounts mainly reported within the income statement line item “Fair value remeasurement of contingent consideration”.